SIX CIRCLES® TRUST

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Supplement dated January 4, 2022

to the Prospectus dated May 1, 2021, as supplemented

Effective immediately, Alan Mason of BlackRock Investment Management, LLC (“BlackRock”) is removed as a portfolio manager to the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Unconstrained Equity Fund”) and the Six Circles International Unconstrained Equity Fund (the “International Unconstrained Equity Fund”, and together with the U.S. Unconstrained Equity Fund, the “Funds”), and Paul Whitehead and Peter Sietsema of BlackRock are added as portfolio managers to the Funds. Accordingly, effective immediately, the portfolio manager information for BlackRock in the “Risk/Return Summary — Management — Sub-Advisers” section of the Summary Prospectus and Prospectus related to BlackRock is hereby deleted in its entirety and replaced with the following:

BlackRock

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser
Suzanne Henige, CFA	2019	Director
Jennifer Hsui, CFA	Inception	Managing Director
Peter Sietsema	2022	Director
Paul Whitehead	2022	Managing Director
Amy Whitelaw	Inception	Managing Director

In addition, effective immediately, the “The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — U.S. Unconstrained Equity Fund and International Unconstrained Equity Fund — BlackRock — Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Portfolio Managers:

Suzanne Henige, CFA, Jennifer Hsui, CFA, Peter Sietsema, Paul Whitehead and Amy Whitelaw serve as portfolio managers of the U.S. Unconstrained Equity Fund and the International Unconstrained Equity Fund.

Suzanne Henige, CFA, Director and Senior Portfolio Manager, is a member of BlackRock’s EII Portfolio Engineering group. She currently leads the Sub-Advised PE team which is responsible for managing US and Developed markets Mutual Funds and Sub-Advised portfolios. Mrs. Henige’s service with BlackRock dates back to 2009. Prior to her current role, she managed portfolios in the iShares Emerging Markets and US Institutional teams. Before transitioning to the portfolio management team in 2011, she was a team lead in Client Reporting. Mrs. Henige began her career as an Officer in the International Developed Fund Accounting team at State Street in 2003. Mrs. Henige earned a BS degree in managerial economics and an MBA degree from University of California, Davis in 2003 and 2012, respectively.

Jennifer Hsui, CFA, Managing Director, is Chief Investment Officer for Global Portfolio Engineering within BlackRock’s EII team. She is responsible for overseeing investment strategies in iShares ETFs and Institutional Index Equity products. Ms. Hsui’s service with BlackRock dates back to 2006, including her years with Barclays Global Investors (“BGI”), which merged with BlackRock in 2009. Prior to her current role, Ms. Hsui was a senior portfolio manager and led the Emerging Markets Portfolio Engineering teams in the Americas within EII. At BGI, she led the team responsible for the domestic institutional equity index funds. Prior to joining BGI, she worked as an equity research analyst covering the medical devices industry at RBC Capital Markets. Ms. Hsui earned a BS degree in economics and biology from the University of California, Berkeley.

Peter Sietsema, Director, is a member of BlackRock’s Index Equity Portfolio Management Group. He is responsible for the Sub-Advised vehicles. Mr. Sietsema was previously responsible for the management of a broad range of US equity portfolios. Mr. Sietsema’s service with the firm dates back to 2007, including his years with BGI, which merged with BlackRock in 2009. At BGI, he was a portfolio manager within the US Index Portfolio Management group in San Francisco. Mr. Sietsema began his career as Senior Manager of Alternative Investments at State Street. Mr. Sietsema earned a BS degree in business administration from California State University, Sacramento, in 2000.

Paul Whitehead, Managing Director, Co-Head of Index Equity. Mr. Whitehead is the Co-Head of the BlackRock’s ETF and Index Investments business. He is responsible for overseeing the management of Institutional and iShares funds. Paul was previously the Global Head of Equity Trading and the Global Head of Transition Management within BlackRock’s Global Trading Group. Mr. Whitehead’s service with the firm dates back to 1996, including his years with BGI, which merged with BlackRock in 2009. Prior to assuming his current role, Mr. Whitehead was Head of Americas Equity Trading. Previously, he managed the trading team responsible for all Institutional Index funds, Exchange Traded funds, and Transition Management mandates. Mr. Whitehead represents BlackRock on the board of Luminex, a buy-side owned Alternative Trading System launched in 2015. Mr. Whitehead earned a BS degree in economics at the University of Colorado in 1993.

Amy Whitelaw, Managing Director, is the Co-Head of Americas Portfolio Engineering within BlackRock’s EII team. She oversees the Americas Index Equity Portfolio Engineering team and is responsible for the teams that manage iShares ETFs and Institutional Index Equity product ranges. Ms. Whitelaw also co-chairs BlackRock’s Global Women’s Initiative Network and formerly co-chaired the Women’s Initiative Network on the West Coast. Ms. Whitelaw’s service with BlackRock dates back to 1999, including her years with BGI, which merged with BlackRock in 2009. At BGI, she led the Defined Contribution Portfolio Management team in Client Solutions, responsible for the management of defined contribution strategies for institutional and retail investors. Previously, Ms. Whitelaw worked in the Transition Services group as both a transition manager and strategist, and was also an international equity trader on BGI’s trading desk. Prior to BGI, she worked in the Institutional Derivatives Sales group at Goldman Sachs. Ms. Whitelaw earned a BA degree in International studies and French from Dickinson College in 1993.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2022-1

SIX CIRCLES® TRUST

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Supplement dated January 4, 2022

to the Statement of Additional Information dated May 1, 2021, as supplemented

Effective immediately, the information for BlackRock Investment Management, LLC (“BlackRock”) with respect to the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund in the first table in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Unconstrained Equity Fund
BlackRock
Suzanne Henige, CFA	79	148,300	5	3,710	—	—
Jennifer Hsui, CFA	335	1,650,000,000	63	92,130,000	30	33,260,000
Peter Sietsema*	—	—	82	208,800,000	46	122,400,000
Paul Whitehead*	—	—	—	—	—	—
Amy Whitelaw	366	1,710,000,000	114	50,570,000	—	—

International Unconstrained Equity Fund
BlackRock
Suzanne Henige, CFA	79	152,800	5	3,710	—	—
Jennifer Hsui, CFA	335	1,650,000,000	63	92,130,000	30	33,260,000
Peter Sietsema*	—	—	82	208,800,000	46	122,400,000
Paul Whitehead*	—	—	—	—	—	—
Amy Whitelaw	366	1,710,000,000	114	50,570,000	—	—

*	As of November 30, 2021

Suzanne Henige, CFA, Jennifer Hsui, CFA, Peter Sietsema, Paul Whitehead and Amy Whitelaw do not manage any registered investment companies, other pooled investment vehicles or other accounts with performance based fees.

Additionally, effective immediately, the references to Alan Mason in the “Discretionary Incentive Compensation — Mses. Hsui, Henige and Whitelaw and Mr. Mason” sub-section of the “Portfolio Manager Compensation — BlackRock (including BIL and BSL)” section of Part II are hereby deleted and replaced with references to Peter Sietsema and Paul Whitehead.

Further, effective immediately, the last sentence of the first paragraph of the “Other Compensation Benefits — Incentive Savings Plans” sub-section of the “Portfolio Manager Compensation — BlackRock (including BIL and BSL)” section of Part II is hereby deleted and replaced with the following:

All of the eligible portfolio managers are eligible to participate in these plans.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2022-2